SUBSEQUENT EVENT (Narrative) (Details) (Subsequent Event [Member], CAD)	1 Months Ended
Mar. 31, 2013
Subsequent Event [Member]
Units Issued During Period, Units	17,347,866
Units Issued During Period, Per Unit Amount	0.2882
Proceeds from Issuance of Private Placement	5,000,000
Class of Warrant or Right, Grants in Period, Exercise Price	0.40
Exercise Period From Holding	60 months